Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) – financial	$ 1,460	$ (617)	$ (1,565)
Remeasurement gains (losses) – experience	(137)	(56)	(83)
Remeasurement gains (losses) – return on plan assets less interest	742	15	775
Total	2,065	(658)	(873)
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) – financial	45	101	(92)
Remeasurement gains (losses) – demographic		44	26
Remeasurement gains (losses) – experience	1	(9)
Total	46	136	(66)
Other pension and post retirement benefit plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gains (losses) – financial	86	(128)	(430)
Remeasurement gains (losses) – demographic	(5)	80	(2)
Remeasurement gains (losses) – experience	1	(9)	(6)
Remeasurement gains (losses) – return on plan assets less interest	108	93	207
Total	$ 190	$ 36	$ (231)